Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Bank Debt

	December 31	December 31
(in thousands)	2018	2017

Current portion	$-	$-
Long-term portion	1,264,000	770,000

Gross bank debt outstanding [1]	$1,264,000	$770,000

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other.

Summary of Company's Finance Costs

A summary of the Company’s finance costs relative to the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2018	2017

Interest Expense During Period

Average principle outstanding during period		$1,005,222	$970,750

Average effective interest rate during period	17.1	3.57%	2.57%

Total interest expense incurred during period		$35,839	$24,993

Costs related to undrawn credit facilities	17.1	3,707	3,839

Letter of guarantee	17.2	1,641	1,567

Total finance costs		$41,187	$30,399